NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Calculation of Numerator:
Net loss	$(2,093)	(5,434)	$(9,324)	(17,756)

Loss applicable to common stockholders	$(2,093)	$(5,434)	$(9,324)	$(17,756)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	1,197,258	849,446	1,152,607	849,446

Net loss per share of Common Stock (basic and diluted)	$(1.75)	$(6.40)	$(8.09)	$(20.90)

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	2022	2021
Calculation of Numerator:
Net loss	$(23,845)	(20,288)

Loss applicable to common stockholders	$(23,845)	$(20,288)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	920,592	849,446

Net loss per share of Common Stock (basic and diluted)	$(25.90)	$(23.88)

SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE

As of September 30, 2023 and December 31, 2022, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	September 30	December 31,
	2023	2022

Common stock warrants	496	145
Common stock options	137	145
Total	633	290

As of December 31, 2022 and 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	December 31, 2022	December 31, 2021
Common stock warrants	145	102
Common stock options	145	114
Total	290	216